SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (7,865)	$ (8,726)	$ (183)
Foreign	37,711	(21,075)	(60,396)
(Loss) / Income before income tax	$ 29,846	$ (29,801)	$ (60,579)